Recapitalization on November 4, 2016 (Details) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Weighted Average Number of Shares	23,392,138	23,392,138
Common stock, shares outstanding	22,056,461	22,047,531
Fair Value	$ 4,403,464	$ 4,403,464
Voting %	100.00%	100.00%
Intergrated Shares [Member]
Weighted Average Number of Shares	9,530,379	9,530,379
Share Price	$ 0.20	$ 0.20
Fair Value	$ 1,903,464	$ 1,903,464
Voting %	43.30%	43.30%
Integrated Options [Member]
Weighted Average Number of Shares	175,000	175,000
Fair Value	$ 0	$ 0
Voting %	0.00%	0.00%
MDB Capital Group Warrant [Member]
Weighted Average Number of Shares	1,169,607	1,169,607
Fair Value	$ 0	$ 0
Voting %	0.00%	0.00%
Maven Network Shares [Member]
Weighted Average Number of Shares	12,517,152	12,517,152
Share Price	$ 0.20	$ 0.20
Fair Value	$ 2,500,000	$ 2,500,000
Voting %	56.70%	56.70%